ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional information (Details) $ in Thousands	Dec. 31, 2025 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advertising fees	$ 96,797
Paid to Advertising fees	$ 92,841